Document and Entity Information	0 Months Ended
Dec. 31, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	BBH Trust
Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Oct. 26, 2012
Prospectus Date	Feb. 28, 2012